UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2010

			Face Amount ($000)	Market Value ($000)
		Maturity Date
	Coupon
Tax-Exempt Municipal Bonds (99.3%)
New Jersey (92.0%)
Bergen County NJ BAN	1.500%	12/17/10	26,685	26,777
Bridgewater Township NJ BAN	2.000%	8/11/11	6,600	6,691
Burlington County NJ BAN	2.000%	10/21/10	9,000	9,019
Camden County NJ Health Care Rev. (Cooper
Health) VRDO	0.250%	9/8/10 LOC	12,150	12,150
Camden County NJ Improvement Auth. Lease
Rev. VRDO	0.270%	9/8/10 LOC	49,500	49,500
Delaware River & Bay Auth. New Jersey Rev.
VRDO	0.230%	9/8/10 LOC	4,300	4,300
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.250%	9/8/10 LOC	43,100	43,100
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.260%	9/8/10 LOC	15,500	15,500
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.310%	9/8/10 LOC	43,400	43,400
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10 (Prere.)	3,390	3,405
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10 (Prere.)	2,650	2,662
Essex County NJ Improvement Auth. Rev.
(Jewish Community Center) VRDO	0.240%	9/8/10 LOC	11,625	11,625
Fair Lawn NJ BAN	2.000%	12/16/10	15,665	15,740
Florham Park NJ BAN	1.500%	2/1/11	5,700	5,728
Garden State Preservation Trust New Jersey	5.250%	11/1/10 (4)	5,000	5,041
1 Garden State Preservation Trust New Jersey
TOB VRDO	0.300%	9/8/10 (4)	4,185	4,185
Gloucester County NJ BAN	2.000%	10/14/10	23,500	23,544
Gloucester County NJ PCR (Mobil Oil Refining
Corp.) VRDO	0.160%	9/1/10	28,850	28,850
Hopewell Township NJ BAN	2.000%	6/9/11	6,990	7,070
Linden NJ BAN	1.500%	5/12/11	14,174	14,274
1 Madison Borough NJ Board of Educ. TOB
VRDO	0.290%	9/8/10 LOC	11,690	11,690
Mahwah Township NJ BAN	2.000%	8/12/11	5,000	5,074
Mercer County NJ BAN	1.500%	2/15/11	37,590	37,786
Mount Laurel Township NJ BAN	2.000%	10/27/10	12,593	12,623
New Jersey Building Auth. Rev. VRDO	0.240%	9/8/10 LOC	13,070	13,070
New Jersey Building Auth. Rev. VRDO	0.240%	9/8/10 LOC	26,865	26,865
New Jersey Building Auth. Rev. VRDO	0.240%	9/8/10 LOC	25,780	25,780
New Jersey Econ. Dev. Auth. (Port Newark
Container) VRDO	0.290%	9/8/10 LOC	23,700	23,700
1 New Jersey Econ. Dev. Auth. (School Fac.
Construction) TOB VRDO	0.300%	9/8/10 (4)	11,045	11,045
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan
Project) CP	0.350%	9/7/10 LOC	55,975	55,975
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. (New Jersey Natural Gas) VRDO	0.300%	9/8/10 LOC	8,500	8,500
1 New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.250%	9/8/10 LOC	8,625	8,625

New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.250%	9/8/10 LOC	19,700	19,700
New Jersey Econ. Dev. Auth. Rev. (Cooper
Health System) VRDO	0.250%	9/8/10 LOC	18,300	18,300
1 New Jersey Econ. Dev. Auth. Rev. (Duke Farms
Foundation) TOB VRDO	0.310%	9/8/10	7,900	7,900
New Jersey Econ. Dev. Auth. Rev. (Duke Farms
Foundation) VRDO	0.210%	9/1/10 LOC	16,600	16,600
New Jersey Econ. Dev. Auth. Rev. (Franciscan
Oaks Project) VRDO	0.240%	9/8/10 LOC	3,350	3,350
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.180%	9/1/10	3,300	3,300
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.200%	9/1/10	3,650	3,650
New Jersey Econ. Dev. Auth. Rev. (Ocean
Spray Cranberries) VRDO	0.410%	9/8/10 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint
Benedict Project) VRDO	0.240%	9/8/10 LOC	16,415	16,415
New Jersey Econ. Dev. Auth. Rev. (Order Saint
Benedict Project) VRDO	0.240%	9/8/10 LOC	14,275	14,275
New Jersey Econ. Dev. Auth. Rev. (Presbyterian
Homes) VRDO	0.250%	9/8/10 LOC	14,900	14,900
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11 (ETM)	3,000	3,069
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,308
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.200%	9/1/10 LOC	4,500	4,500
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.260%	9/1/10 LOC	80,935	80,935
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.240%	9/8/10 LOC	29,700	29,700
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon
Project) VRDO	0.200%	9/1/10	3,400	3,400
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	0.300%	9/8/10 LOC	10,275	10,275
New Jersey Econ. Dev. Auth. Rev. VRDO	0.250%	9/8/10 LOC	9,720	9,720
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,405
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	4,575	4,575
New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.250%	9/8/10	13,625	13,625
1 New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.250%	9/8/10	25,200	25,200
1 New Jersey Educ. Fac. Auth. Rev. (Institute for
Defense Analyses) VRDO	0.280%	9/8/10 LOC	9,435	9,435
1 New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.) TOB VRDO	0.300%	9/8/10	10,900	10,900
New Jersey Environmental Infrastructure Trust	5.250%	9/1/10 (Prere.)	4,070	4,111
New Jersey Environmental Infrastructure Trust	3.000%	9/1/11	4,865	4,998
New Jersey GO	6.000%	2/15/11	3,000	3,076
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp. Corp.) VRDO	0.280%	9/8/10 LOC	44,000	44,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.260%	9/8/10 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.260%	9/8/10 LOC	8,500	8,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.270%	9/8/10 LOC	27,500	27,500

New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian IV) VRDO	0.240%	9/8/10 (12)	18,330	18,330
New Jersey Health Care Fac. Financing Auth.
Rev. (Princeton Healthcare) VRDO	0.250%	9/8/10 LOC	7,500	7,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.) VRDO	0.240%	9/8/10 LOC	7,505	7,505
New Jersey Health Care Fac. Financing Auth.
Rev. (RWJ Health Care Corp.) VRDO	0.250%	9/8/10 LOC	19,665	19,665
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.250%	9/8/10 LOC	27,850	27,850
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.270%	9/8/10 LOC	14,000	14,000
1 New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	0.320%	9/8/10 (12)	5,635	5,635
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.240%	9/8/10 LOC	9,280	9,280
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.240%	9/8/10 LOC	9,625	9,625
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.260%	9/8/10 LOC	10,000	10,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.250%	9/8/10 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.270%	9/8/10 (4)	21,440	21,440
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.270%	9/8/10 (4)	16,800	16,800
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.290%	9/8/10 (4)	12,135	12,135
1 New Jersey Housing & Mortgage Finance
Agency Rev. TOB VRDO	0.360%	9/8/10	7,500	7,500
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.250%	9/8/10	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.250%	9/8/10	48,000	48,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.290%	9/8/10	10,500	10,500
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.290%	9/8/10	14,000	14,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.290%	9/8/10	9,900	9,900
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. TOB
VRDO	0.410%	9/8/10	7,030	7,030
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. VRDO	0.290%	9/8/10	21,800	21,800
1 New Jersey State Transp. Trust Fund Auth.
Capital Appreciation TOB VRDO	0.290%	9/8/10 LOC	24,355	24,355
1 New Jersey State Transp. Trust Fund Auth.
Capital Appreciation TOB VRDO	0.300%	9/8/10 LOC	11,045	11,045
New Jersey Transp. Corp. COP	5.500%	9/15/10	21,565	21,605
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	48,470	48,570
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	25,000	25,052
New Jersey Transp. Corp. COP	5.750%	9/15/10	15,000	15,004
New Jersey Transp. Corp. COP	6.000%	9/15/10 (Prere.)	13,000	13,028
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11 (3)(ETM)	7,165	7,438
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (ETM)	7,510	7,866
1 New Jersey Transp. Trust Fund Auth. TOB
VRDO	0.300%	9/8/10 (4)	15,985	15,985

1 New Jersey Transp. Trust Fund Auth. TOB
VRDO	0.300%	9/8/10 LOC	12,355	12,355
1 New Jersey Transp. Trust Fund TOB VRDO	0.300%	9/8/10 LOC	39,530	39,530
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.400%	9/8/10 (4)	8,545	8,545
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.400%	9/8/10 (4)	6,745	6,745
New Jersey Turnpike Auth. Rev. VRDO	0.270%	9/8/10 LOC	15,900	15,900
New Jersey Turnpike Auth. Rev. VRDO	0.320%	9/8/10 LOC	71,100	71,100
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.550%	9/8/10 LOC	30,000	30,000
Parsippany - Troy Hills Township NJ BAN	2.000%	11/10/10	15,000	15,045
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.300%	9/8/10	10,660	10,660
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.310%	9/8/10 (4)	6,200	6,200
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.310%	9/8/10 (4)	5,000	5,000
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.330%	9/8/10 (4)	7,770	7,770
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.360%	9/8/10	5,600	5,600
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.360%	9/8/10 (4)	23,415	23,415
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.390%	9/8/10	3,335	3,335
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.390%	9/8/10	5,555	5,555
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.430%	9/8/10 (4)	4,050	4,050
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.450%	9/8/10	7,320	7,320
Princeton Univ. New Jersey CP	0.270%	9/13/10	7,650	7,650
Rutgers State Univ. New Jersey VRDO	0.200%	9/1/10	56,380	56,380
Rutgers State Univ. New Jersey VRDO	0.200%	9/1/10	38,500	38,500
Scotch Plains Township NJ BAN	1.750%	1/21/11	8,435	8,482
South Jersey Transp. Auth. New Jersey Transp.
System Rev. VRDO	0.240%	9/8/10 LOC	14,200	14,200
Summit NJ GO	1.500%	1/21/11	6,485	6,515
Summit NJ GO	1.500%	1/21/11	6,350	6,377
Sussex County NJ BAN	0.500%	9/8/10	14,677	14,677
1 Tobacco Settlement Financing Corp. New
Jersey Rev. TOB VRDO	0.300%	9/8/10 (Prere.)	21,885	21,885
Union County NJ BAN	2.000%	7/1/11	30,000	30,377
Union County NJ PCR (Exxon) VRDO	0.160%	9/1/10	26,380	26,380
Union County NJ PCR (Exxon) VRDO	0.200%	9/1/10	18,150	18,150
				2,061,887
Puerto Rico (7.3%)
1 Puerto Rico Aqueduct & Sewer Auth. Rev. TOB
VRDO	0.350%	9/8/10 (12)	5,450	5,450
1 Puerto Rico Electric Power Auth. Rev. TOB
VRDO	0.300%	9/8/10 (4)	11,330	11,330
1 Puerto Rico Highway & Transp. Auth. Rev. TOB
VRDO	0.310%	9/8/10 (4)	3,000	3,000
1 Puerto Rico Housing Finance Auth. Rev. TOB
VRDO	0.300%	9/8/10	9,260	9,260
1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories)
PUT	0.950%	3/1/11	12,575	12,575

Puerto Rico Sales Tax Financing Corp. Rev.
PUT	5.000%	8/1/11 (Prere.)	10,000	10,421
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.280%	9/8/10	1,300	1,300
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.290%	9/8/10 LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.290%	9/8/10 LOC	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	9/8/10	60,600	60,600
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	9/8/10	7,325	7,325
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	9/8/10 LOC	8,720	8,720
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.310%	9/8/10	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.350%	9/8/10	11,800	11,800
				162,981
Total Tax-Exempt Municipal Bonds (Cost $2,224,868)				2,224,868
Other Assets and Liabilities-Net (0.7%)				14,923
Net Assets (100%)				2,239,791
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $521,330,000, representing 23.3% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

New Jersey Tax-Exempt Money Market Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face Amount ($000)	Market Value ($000)
		Maturity Date
	Coupon
Tax-Exempt Municipal Bonds (99.2%)
New Jersey (97.7%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (14)	4,025	4,159
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (14)	3,685	4,302
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (14)	1,480	1,770
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	725	761
Bayonne NJ TAN	5.750%	7/1/35	10,000	11,002
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,689
Camden County NJ Improvement Auth. Lease
Rev.	5.375%	9/1/10 (4)(Prere.)	850	850
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,025	1,113
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,265	1,374
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,335	1,450
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,140	1,238
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (14)	2,560	2,703
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (14)	2,165	2,291
Cape May County NJ PCR (Atlantic City
Electric)	6.800%	3/1/21 (14)	15,400	19,904
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.625%	1/1/26 (4)	2,500	2,504
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.000%	1/1/35	4,000	4,191
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,776
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,923
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,103
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,472
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,105
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	12,001
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	6,023
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	4,135
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,673
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,961
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,712
Garden State Preservation Trust (New Jersey
Open Space & Farmland)	5.250%	11/1/21 (4)	6,000	7,609
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	9,825	6,797
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	32,200	21,170
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	7,500	9,558
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/16 (14)	1,000	1,098
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/17 (14)	865	959
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/20 (14)	1,150	1,264
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/23 (14)	1,000	1,086

Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	4/1/38	9,750	10,488
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,510	2,898
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,439
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	2,190
Hoboken-Union City-Weehawken NJ Sewerage
Auth. Rev.	6.250%	8/1/13 (14)	9,590	10,691
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,445
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,301
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (14)	11,195	14,256
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,085
Mercer County NJ Improvement Auth. Special
Services School Dist. Rev.	5.950%	12/15/12	3,775	4,226
Middlesex County NJ COP	5.000%	8/1/11 (14)	1,050	1,094
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,246
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (14)	1,825	1,881
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (14)	1,925	1,978
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/15	435	269
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/20	500	286
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/32	5,100	2,868
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.125%	1/1/37	3,500	1,967
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,777
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,791
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,663
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,677
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,392
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	3,237
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	5.875%	8/1/31	1,000	1,171
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	6.000%	8/1/38	3,900	4,534
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/12 (2)(Prere.)	2,115	2,296
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/12 (2)(Prere.)	2,225	2,415
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13 (2)	1,545	1,710
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14 (2)	3,205	3,615
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16 (2)	1,000	1,151
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18 (2)	2,000	2,314
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21 (2)	1,275	1,424
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (14)	1,285	1,351
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (14)	1,280	1,346
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (14)	910	957

New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,129
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,606
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,841
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,155
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/11	6,590	6,791
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/13	5,000	5,487
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/16	4,000	4,571
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/17	3,000	3,438
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18	9,000	10,353
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/19	9,755	11,102
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/20	1,500	1,683
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/23	1,000	1,093
New Jersey Econ. Dev. Auth. Market Transition
Fac. Rev.	5.500%	9/1/29 (14)	7,055	8,268
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.230%	9/1/10 LOC	8,500	8,500
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.625%	6/15/17	350	350
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.750%	6/15/29	19,500	19,278
New Jersey Econ. Dev. Auth. Rev. (El Dorado
Terminals) VRDO	0.350%	9/1/10 LOC	6,300	6,300
New Jersey Econ. Dev. Auth. Rev. (Hillcrest
Health Service)	0.000%	1/1/12 (2)	2,500	2,374
New Jersey Econ. Dev. Auth. Rev. (Hillcrest
Health Service)	0.000%	1/1/13 (2)	3,000	2,715
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.200%	9/1/10	10,400	10,400
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.375%	6/1/25	1,340	1,395
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.750%	6/1/31	1,000	1,050
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.875%	6/1/42	8,000	8,284
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/24 (14)	6,000	6,873
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/25 (14)	14,000	15,977
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/26 (14)	2,500	2,826
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/31 (14)	25,175	25,894
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/16	10,255	11,996
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/17	5,000	5,856

New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/18	5,000	5,879
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/19	2,000	2,353
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.125%	3/1/28	8,000	8,734
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.500%	12/15/29	11,520	13,063
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.125%	3/1/30 (10)	1,000	1,075
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	9/1/30	4,065	4,434
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/31	7,105	7,742
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/32	1,000	1,084
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	9/1/34	8,000	8,556
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)(ETM)	1,200	1,366
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (14)(Prere.)	4,000	4,527
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	7,500	8,387
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	14,000	15,795
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,000	11,368
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	14,000	16,020
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/18	2,650	3,009
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (14)	10,285	12,263
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	1,550	1,857
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	9,500	10,536
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.125%	3/1/30	12,000	13,016
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/30 (14)	5,480	5,824
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33	7,825	8,340
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	18,250	19,096
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	22,150	23,311
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	8,000	8,989
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	12,500	14,045
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	5,000	5,687
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	31,625	35,973
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.210%	9/1/10 LOC	7,380	7,380
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.260%	9/1/10 LOC	4,800	4,800
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/11 (14)(ETM)	4,650	4,630
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,093
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/13 (14)	4,500	3,810
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,359
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/14	15,000	16,916
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/18	5,965	6,941

New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/19	2,580	3,009
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,355
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	10,000	10,874
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,471
New Jersey Educ. Fac. Auth. Rev. (College of
New Jersey)	5.000%	7/1/14 (4)	3,180	3,631
New Jersey Educ. Fac. Auth. Rev. (College of
New Jersey)	5.000%	7/1/16 (4)	4,410	5,161
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (14)	2,060	2,456
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (14)	1,550	1,846
New Jersey Educ. Fac. Auth. Rev. (Fairleigh
Dickinson Univ.)	5.500%	7/1/23	2,750	2,799
New Jersey Educ. Fac. Auth. Rev. (Georgian
Court Univ.)	5.000%	7/1/33	1,000	1,003
New Jersey Educ. Fac. Auth. Rev. (Higher
Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,557
New Jersey Educ. Fac. Auth. Rev. (Higher
Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,578
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,950
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	3,143
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (14)	2,585	2,906
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (14)	3,025	3,350
New Jersey Educ. Fac. Auth. Rev. (Montclair
State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,575
New Jersey Educ. Fac. Auth. Rev. (Montclair
State Univ.)	5.000%	7/1/27 (2)	5,000	5,287
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/17 (14)	1,000	1,032
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/18 (14)	1,470	1,515
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/20 (14)	1,725	1,776
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	5.000%	7/1/20	6,020	7,388
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.500%	7/1/35	9,900	10,365
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.500%	7/1/37	5,000	5,206
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,845
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,096
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/15 (14)	1,550	1,639
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/16 (14)(Prere.)	4,000	4,809
New Jersey Educ. Fac. Auth. Rev. (Richard
Stockton College)	5.375%	7/1/38	5,000	5,351
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11 (3)(Prere.)	235	247
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11 (3)(Prere.)	190	200
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11 (3)(Prere.)	205	216
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,161

New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/14 (14)	2,070	2,160
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/15 (14)	1,690	1,763
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/16 (14)	1,845	1,923
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.000%	7/1/24 (14)	2,200	2,373
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/12 (2)	1,275	1,280
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/15 (2)	400	413
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/16 (2)	200	206
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,774
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,795
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	7.500%	12/1/32	7,250	8,515
New Jersey GO	5.000%	8/1/16	5,190	6,172
New Jersey GO	5.000%	8/1/17	9,035	10,825
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,887
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,240
New Jersey GO	5.000%	6/1/20	915	1,094
New Jersey GO	5.000%	6/1/21	6,835	8,098
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	10/1/13	3,785	4,197
New Jersey Health Care Fac. Financing Auth.
Rev.	5.500%	10/1/23	10,000	11,078
New Jersey Health Care Fac. Financing Auth.
Rev.	5.750%	10/1/31	1,500	1,644
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	7/1/36	14,250	14,429
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/13	7,330	7,930
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/14	7,695	8,462
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/15	5,000	5,534
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/18	4,095	4,527
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,430
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,932
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,331
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,872
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,854
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	3,002
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	10,220

New Jersey Health Care Fac. Financing Auth.
Rev. (Capital Health Systems Obligated
Group)	5.750%	7/1/13 (Prere.)	7,000	7,920
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hosp.)	5.000%	7/1/24	800	803
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hosp.)	5.500%	7/1/30	3,055	3,104
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hosp.)	5.500%	7/1/36	6,800	6,831
New Jersey Health Care Fac. Financing Auth.
Rev. (Community Medical Center/Kimball
Medical Center/Kensington Manor Care
Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13 (14)	2,355	2,361
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.125%	1/1/21	15,000	15,955
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.000%	1/1/34	2,000	2,022
New Jersey Health Care Fac. Financing Auth.
Rev. (Holy Name Hosp.)	5.250%	7/1/30	4,000	4,014
New Jersey Health Care Fac. Financing Auth.
Rev. (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,242
New Jersey Health Care Fac. Financing Auth.
Rev. (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,468
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health System Obligated
Group)	5.625%	7/1/13 (4)	7,255	7,278
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health System Obligated
Group)	5.250%	7/1/29 (4)	13,150	13,159
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems)	5.000%	7/1/38 (12)	4,390	4,569
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian IV) VRDO	0.240%	9/8/10 (12)	9,570	9,570
New Jersey Health Care Fac. Financing Auth.
Rev. (Princeton Healthcare) VRDO	0.250%	9/8/10 LOC	3,800	3,800
1 New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.)	5.000%	7/1/31	5,000	5,169
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,846
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,854
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,304
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	5.000%	7/1/46	7,505	7,557
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/13 (14)	2,695	2,696
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/16 (14)	2,340	2,340
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	0.000%	7/1/21 (14)(ETM)	1,260	921
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	0.000%	7/1/21 (14)	1,740	853
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.000%	7/1/29	4,375	3,710

New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,084
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,066
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.750%	7/1/33	3,000	3,241
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,285
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.750%	12/1/21	5,000	5,343
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/25	1,500	1,577
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/26	1,500	1,570
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	6/1/27	6,280	6,532
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.500%	12/1/29	3,000	3,092
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.750%	12/1/29	2,000	2,052
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.625%	6/1/30	5,000	5,425
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,040	2,043
New Jersey Housing & Mortgage Finance
Agency Rev.	6.500%	10/1/38	3,370	3,733
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)(ETM)	875	949
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)	775	837
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (14)(ETM)	250	310
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (14)	5,505	6,544
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,430
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,000	1,136
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,004
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	5,000	5,212
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,576
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,694
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	17,106
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/12 (14)	1,000	1,104
2 New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	7,000	7,977
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14 (2)	10,000	11,713
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (14)(ETM)	5,000	6,001
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15 (2)	1,000	1,171
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	14,810	17,258
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	8,480	9,882
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	1,775	2,140
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18 (4)	5,000	6,073
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	22,675	26,978
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	7,500	8,923
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19 (4)	8,000	9,612
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,989
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	9,000	10,688
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	5,000	6,001
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	5,800	6,961
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	7,000	8,542
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	8,000	9,785
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22	6,375	7,777

New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22 (12)	5,000	6,105
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	5,750	7,130
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	8,900	4,940
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	18,924
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	4,900	6,085
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (14)	7,000	8,695
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	8,000	3,926
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	10,800	5,300
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	11,585	5,324
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	18,000	7,230
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	8,855	3,557
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/29	25,360	9,493
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/30	10,000	3,488
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31	15,000	4,885
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	5,000	1,521
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	6,420	1,953
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32 (2)	22,085	23,354
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/33	3,000	856
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/33	10,000	2,852
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/34	8,210	2,203
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/35	6,000	1,513
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/36	12,925	3,057
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/37	4,365	970
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38	10,000	2,102
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38	15,000	3,162
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	6,900	7,727
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/38	5,000	5,699
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	15,150	3,014
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/40	10,000	1,883
3 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.310%	9/8/10 (13)	4,390	4,390
New Jersey Transp. Trust Fund Auth. Transp.
System Rev.	5.500%	12/15/15 (2)	4,600	5,437
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)(ETM)	770	869
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)	230	257
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (14)(ETM)	20,000	22,805
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	1,560	1,974
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)	19,535	23,927
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	22,095	25,468
New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	5,000	5,816
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	5,000	5,732
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	3,325	3,767
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	8,900	10,677
New Jersey Turnpike Auth. Rev.	5.000%	1/1/30 (4)	18,500	19,621
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35 (4)	10,000	10,446
New Jersey Turnpike Auth. Rev.	5.000%	1/1/36	15,000	15,955
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	41,385	44,653
3 New Jersey Turnpike Auth. Rev. TOB VRDO	0.340%	9/8/10 (2)LOC	22,090	22,090
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,194
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,814
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,220	2,349
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	3,030
Port Auth. of New York & New Jersey CP	5.375%	3/1/28	1,100	1,314
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/27	7,680	8,411
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28	9,000	9,544
Port Auth. of New York & New Jersey Rev.	5.000%	3/1/29	4,500	5,042
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	3,395	3,763
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/32	3,500	3,858

Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	4,000	4,212
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33	9,500	10,010
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	10,000	10,628
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (14)	7,095	7,439
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/35	3,500	3,837
Port Auth. of New York & New Jersey Rev.	5.000%	11/15/37	10,000	10,756
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38	5,000	5,232
Port Auth. of New York & New Jersey Rev.	5.000%	5/1/39	6,600	7,165
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/39	12,000	13,072
Port Auth. of New York & New Jersey Rev.	4.250%	7/15/40	2,250	2,250
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (14)	4,215	1,437
Rutgers State Univ. New Jersey	6.400%	5/1/13	1,640	1,769
Rutgers State Univ. New Jersey VRDO	0.200%	9/1/10	5,025	5,025
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,068
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,523
Stafford NJ Muni. Util. Auth. Water & Sewer
Rev.	5.500%	6/1/11 (14)	750	770
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12 (Prere.)	34,260	36,620
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.000%	6/1/12 (Prere.)	16,650	18,281
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/13	1,225	1,279
Tobacco Settlement Financing Corp. New
Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	23,526
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.500%	6/1/23	41,755	39,241
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.625%	6/1/26	13,735	11,764
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/29	10,000	8,227
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.750%	6/1/34	9,000	6,373
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41	7,265	4,972
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (14)	1,975	2,112
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (14)	2,185	2,307
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (14)	2,420	2,528
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (14)(ETM)	2,550	2,729
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,468
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,171
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	2,000	2,084
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,814
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,070
				2,145,532
Puerto Rico (1.1%)
Puerto Rico GO	5.500%	7/1/18	5,540	6,251
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	4,111
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,845
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	17,000	4,104
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,482
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,216
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	957
				24,966
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,655

Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	1,500	1,589
				5,244
Guam (0.2%)
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,392

Total Tax-Exempt Municipal Bonds (Cost $2,043,531)				2,179,134
Other Assets and Liabilities-Net (0.8%)				18,258
Net Assets (100%)				2,197,392
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.
2 Securities with a value of $1,709,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $26,480,000, representing 1.2% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

New Jersey Long-Term Tax-Exempt Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,179,134	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	26	2,179,134	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

New Jersey Long-Term Tax-Exempt Fund

market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)
				Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	December 2010	243	53,251	74
10-Year U.S. Treasury Note	December 2010	(68)	(8,543)	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $2,047,434,000. Net unrealized appreciation of investment securities for tax purposes was $131,700,000, consisting of unrealized gains of $139,962,000 on securities that had risen in value since their purchase and $8,262,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.